JP MORGAN FLEMING MUTUAL FUND GROUP INC
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JP Morgan Fleming Mutual Fund Group Inc (the “Trust”), on behalf of
JPMorgan Mid Cap Value Fund (the “Fund”)
File Nos. 333-25803 and 811-08189
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 63 (Amendment No. 64 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2024.
Please contact the undersigned at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Kiesha T. Astwood-Smith
Kiesha T. Astwood-Smith
Assistant Secretary